Stock-Based Compensation (Tables)	9 Months Ended
Dec. 31, 2023
Compensation Related Costs [Abstract]
Schedule of stock option activity

	Shares	Weighted average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at March 31, 2023	59,900	$-	-	$-
Options granted	-	$-	-	$-
Options exercised	-	-	-	-
Options canceled, forfeited or expired	-	-	-	-
Options outstanding at December 31, 2023	59,900	$0.12	4.56	$4,739

Vested and exercisable at December 31, 2023	59,900	$0.12	4.56	$4,739

Schedule of stock option activity

	Shares	Weighted average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at March 31, 2023	295,565	$-	-	$-
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options canceled, forfeited or expired	-	-	-	-
Options outstanding at December 31, 2023	295,565	$0.12	1.92	$23,385

Vested and exercisable at December 31, 2023	295,565	$0.12	1.92	$23,385

Schedule of weighted average assumptions

2022 Grants
Expected term	3.5 years
Expected volatility	40.80%
Risk free interest rate	3.01%
Annual dividend yield	0.00%